Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, issued	53,394,000	32,500,000
Common stock, outstanding	53,394,000	32,500,000